Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
13 Property, Plant and Equipment
(a) Overview of property, plant and equipment, including right-of-use assets

	2021

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)

Net book value at 1 January	1,074	483	2,632	107	764	5,060

Differences on exchange	(23)	(22)	(135)	(5)	(18)	(203)

Additions

– right-of-use assets	–	88	–	76	–	164

– separately acquired	–	1	45	–	508	554

Reallocations	44	51	441	1	(537)	–

Depreciation	(35)	(110)	(303)	(57)	–	(505)

Impairment	(4)	(2)	(37)	–	(11)	(54)

Right-of-use assets – reassessments, modifications and terminations	–	(11)	–	(5)	–	(16)

Disposals	(7)	(1)	(12)	–	–	(20)

Net reclassifications as held-for-sale	(16)	–	(11)	–	–	(27)

31 December

Cost	1,421	847	5,750	247	706	8,971

Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)

Net book value at 31 December	1,033	477	2,620	117	706	4,953

	2020

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)		(3,701)

Net book value at 1 January	1,076	556	2,821	144	921	5,518

Differences on exchange	(38)	(25)	(150)	(4)	(55)	(272)

Additions

– right-of-use assets	–	67	–	36	–	103

– separately acquired	2	–	40	–	459	501

– acquisition of subsidiaries (note 27(a))	–	1	–	–	–	1

Reallocations	84	14	427	–	(525)	–

Depreciation	(38)	(118)	(313)	(62)	–	(531)

Impairment	(5)	(1)	(184)	–	(36)	(226)

Right-of-use assets – reassessments, modifications and terminations	–	(11)	–	(7)	–	(18)

Disposals	(7)	–	(9)	–	–	(16)

Net reclassifications as held-for-sale	–	–	–	–	–	–

31 December

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)

Net book value at 31 December	1,074	483	2,632	107	764	5,060
Refer to notes 4 and 7 for more information on property, plant and equipment impairments. The £27 million (2020: £nil) of assets reclassified as held-for-sale primarily relates to the disposal of the Iranian subsidiary, BAT Pars, as disclosed on note 27(d).
The Group has £90 million of future contractual commitments (2020: £110 million) related to property, plant and equipment.
13 Property, Plant and Equipment
Continued
(b) Right-of-use assets
In accordance with IFRS 16
Leases,
the right-of-use assets related to leased properties have been included in the asset class ‘Leasehold Property’ (note 13(c)) and other right-of-use assets have been reported under ‘Plant, equipment and other leased’.
The Group leases various offices, warehouses, retail spaces, equipment and vehicles through its subsidiaries across the globe. Arrangements are entered into in the course of ordinary business, and lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions reflecting local commercial practice. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets representing ‘plant, equipment and other’ relate to leases of various assets including tobacco vending machines, industrial equipment and distribution vehicles in Brazil, Japan, Pakistan, Poland, Romania, Switzerland, U.S. and other countries.
(c) Leasehold property
As of 31 December 2021, the Group holds £165 million (2020: £132 million) of leasehold properties acquired and another £312 million (2020: £351 million) of right-of-use leased properties.
Assets representing ‘leasehold property’ relate to leases in respect of offices, retail space, warehouses and manufacturing facilities occupied by Group subsidiaries and include property leases with lease terms of more than five years in Brazil, Bangladesh, Germany, Mexico, Romania, Singapore and Vietnam, amongst other countries. In addition, capitalised expenditure representing leasehold improvements is included in this asset class.

	2021 £m	2020 £m

Leasehold land and property comprises

– net book value of long leasehold	14	17

– net book value of short leasehold	463	466

	477	483

	2021

Leasehold property net book value movements for the year ended 31 December 2021	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m

– Property acquired (IAS16)	132	(8)	(13)	54	165

– Right-of-use properties (IFRS16)	351	(14)	(99)	74	312

	483	(22)	(112)	128	477

	2020

Leasehold property net book value movements for the year ended 31 December 2020	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m

– Property acquired (IAS16)	135	(6)	(11)	14	132

– Right-of-use properties (IFRS16)	421	(19)	(108)	57	351

	556	(25)	(119)	71	483

*
Property acquired (IAS 16
Property, plant and equipment
) other net movements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas the right-of-use properties (IFRS 16) other net movements relates to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a). Other net movements also includes £nil (2020: £1 million) in relation to acquired companies.

(d) Freehold property
As of 31 December 2021, the Group owns freehold property amounting to £1,033 million (2020: £1,074 million), representing factories, warehouses and office buildings together with adjoining land, mainly in the U.S., UK, Bangladesh, Indonesia and South Korea.

	2021 £m	2020 £m

Cost of freehold land within freehold property on which no depreciation is provided	242	251